Annual Total Returns- PIMCO International Bond Portfolio US Dollar-Hedged (Institutional Class) [BarChart] - Institutional Class - PIMCO International Bond Portfolio US Dollar-Hedged - Institutional	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	6.91%	11.00%	0.65%	11.32%	0.44%	6.63%	2.92%	2.27%	7.17%	5.72%